Insurance Premiums and Service Revenue Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums Written and Earned [Abstract]
Direct Premiums Written, Property and Casualty	$ 270	$ 332	$ 342
Direct Premiums Earned, Property and Casualty	305	335	309
Assumed Premiums Written, Property and Casualty	61	44	38
Assumed Premiums Earned, Property and Casualty	58	49	76
Premiums Written, Gross	331	376	380
Gross Insurance Premiums Earned	363	384	385
Ceded Premiums Written, Property and Casualty	(172)	(141)	(129)
Ceded Premiums Earned, Property and Casualty	(120)	(109)	(126)
Premiums Written, Net, Property and Casualty	159	235	251
Premiums Earned, Net, Property and Casualty	243	275	259
Insurance Commissions and Fees Written	838	826	788
Insurance Commissions and Fees	769	780	894
Insurance Services Revenue Written	997	1,061	1,039
Insurance premiums and service revenue earned	$ 1,012	$ 1,055	$ 1,153